CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
CASH FLOW INFORMATION
Schedule of movement in net debt

2025	Lease liabilities	Bank borrowings	Total

1 January	1,299,459	2,202,507	3,501,966

Increase in lease liabilities	1,401,071	—	1,401,071
Cash inflows	—	8,389,902	8,389,902
Cash outflows	(1,123,562)	(9,859,023)	(10,982,585)
Other non-cash movements (*)	617,598	264,024	881,622
Monetary gain	(365,292)	(400,860)	(766,152)

31 December	1,829,274	596,550	2,425,824

Less: cash and cash equivalents			(11,307,632)

Net debt			(8,881,808)

2024	Lease liabilities	Bank borrowings	Total

1 January	522,330	352,034	874,364

Increase in lease liabilities	1,326,150	—	1,326,150
Cash inflows	—	6,837,080	6,837,080
Cash outflows	(616,958)	(4,962,417)	(5,579,375)
Other non-cash movements (*)	278,383	373,556	651,939
Monetary gain	(210,446)	(397,746)	(608,192)

31 December	1,299,459	2,202,507	3,501,966

Less: cash and cash equivalents			(8,835,465)

Net debt			(5,333,499)

2023	Lease liabilities	Bank borrowings	Total

1 January	816,980	74,648	891,628

Increase in lease liabilities	470,347	—	470,347
Cash inflows	—	1,091,058	1,091,058
Cash outflows	(581,069)	(717,660)	(1,298,729)
Other non-cash movements(*)	145,554	18,782	164,336
Monetary gain	(329,482)	(114,794)	(444,276)

31 December	522,330	352,034	874,364

Less: cash and cash equivalents			(10,393,941)

Net debt			(9,519,577)
(*)	Other non-cash movements mainly consist of interest accruals.